Fair Value Measurements	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
2. Fair Value Measurements
The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1	—	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	—	Unobservable inputs for the assets or liabilities.
The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading debt securities, available-for-sale
debt securities, certain equity securities, derivatives, certain reinsurance recoverables, variable annuity and variable life insurance contracts, and certain accounts payable at fair value on a recurring basis.

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 and 2025:
March 31, 2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥129,959	¥0	¥33,393	¥96,566
Available-for-sale debt securities:	2,665,478	11,491	2,334,690	319,297
Japanese and foreign government bond securities*2	1,034,914	4,303	1,030,611	0
Japanese prefectural and foreign municipal bond securities	401,465	0	390,543	10,922
Corporate debt securities*3	844,579	7,188	831,805	5,586
CMBS and RMBS in the Americas	87,740	0	80,575	7,165
Other asset-backed securities and debt securities	296,780	0	1,156	295,624
Equity securities*4*5	415,607	108,964	143,786	162,857
Derivative assets:	72,986	52	66,433	6,501
Interest rate swap agreements	18,995	0	18,995	0
Options held/written and other	15,349	0	8,848	6,501
Futures, foreign exchange contracts	38,172	52	38,120	0
Foreign currency swap agreements	470	0	470	0
Netting*6	(47,496)	—	—	—
Net derivative assets	25,490	—	—	—
Other assets:	2,786	0	0	2,786
Reinsurance recoverables*7	2,786	0	0	2,786

Total	¥3,286,816	¥120,507	¥2,578,302	¥588,007

Liabilities:
Derivative liabilities:	¥95,686	¥607	¥90,862	¥4,217
Interest rate swap agreements	3,728	0	3,728	0
Options held/written and other	14,394	0	10,177	4,217
Futures, foreign exchange contracts	70,997	607	70,390	0
Foreign currency swap agreements	6,563	0	6,563	0
Credit derivatives written	4	0	4	0
Netting*6	(47,496)	—	—	—
Net derivative Liabilities	48,190	—	—	—
Policy Liabilities and Policy Account Balances:	167,207	0	0	167,207
Variable annuity and variable life insurance contracts*8	167,207	0	0	167,207
Accounts Payable	14,136	0	0	14,136
Contingent Consideration	14,136	0	0	14,136

Total	¥277,029	¥607	¥90,862	¥185,560

March 31, 2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥97,694	¥0	¥29,900	¥67,794
Available-for-sale debt securities:	2,607,637	12,243	2,377,740	217,654
Japanese and foreign government bond securities*2	1,092,526	7,510	1,085,016	0
Japanese prefectural and foreign municipal bond securities	406,830	0	395,952	10,878
Corporate debt securities*3	802,545	4,733	793,560	4,252
CMBS and RMBS in the Americas	106,751	0	99,669	7,082
Other asset-backed securities and debt securities	198,985	0	3,543	195,442
Equity securities*4*5	418,690	137,014	119,466	162,210
Derivative assets:	64,170	361	54,992	8,817
Interest rate swap agreements	17,869	0	17,869	0
Options held/written and other	15,767	0	6,950	8,817
Futures, foreign exchange contracts	20,964	361	20,603	0
Foreign currency swap agreements	9,570	0	9,570	0
Netting*6	(20,495)	—	—	—
Net derivative assets	43,675	—	—	—
Other assets:	2,586	0	0	2,586
Reinsurance recoverables*7	2,586	0	0	2,586

Total	¥3,190,777	¥149,618	¥2,582,098	¥459,061

Liabilities:
Derivative liabilities:	¥56,038	¥129	¥55,257	¥652
Interest rate swap agreements	2,774	0	2,774	0
Options held/written and other	13,715	0	13,063	652
Futures, foreign exchange contracts	39,387	129	39,258	0
Foreign currency swap agreements	159	0	159	0
Credit derivatives written	3	0	3	0
Netting*6	(20,495)	—	—	—
Net derivative Liabilities	35,543	—	—	—
Policy Liabilities and Policy Account Balances:	136,257	0	0	136,257
Variable annuity and variable life insurance contracts*8	136,257	0	0	136,257
Accounts Payable	15,259	0	0	15,259
Contingent Consideration	15,259	0	0	15,259

Total	¥207,554	¥129	¥55,257	¥152,168

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥2,429 million, a gain of ¥428 million and a loss of ¥1,052 million from the change in the fair value of the loans for fiscal 2023, 2024 and 2025,

respectively. No gains or losses were recognized in earnings during fiscal 2023, 2024 and 2025 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. As of March 31, 2024, there were no loans that are 90 days or more past due or, in non-accrual status. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥11 million, ¥6 million and ¥59 million from the change in the fair value of those investments for fiscal 2023, 2024 and 2025, respectively. The amount of aggregate fair value elected the fair value option were ¥1,000 million and ¥5,379 million as of March 31, 2024 and 2025, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥516 million, gains of ¥399 million and ¥441 million from the change in the fair value of those investments for fiscal 2023, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,751 million and ¥10,679 million as of March 31, 2024 and 2025, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,066 million, ¥3,269 million and ¥1,954 million from the change in the fair value of those investments for fiscal 2023, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥26,945 million and ¥24,960 million as of March 31, 2024 and 2025, respectively.

*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥85,280 million and ¥118,666 million as of March 31, 2024 and 2025, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,586 million as of March 31, 2024 and 2025, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2023, 2024 and 2025, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥136,257 million as of March 31, 2024 and 2025, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2023, 2024 and 2025, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2023, 2024 and 2025:
2023

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2023*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2023*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥0	¥18	¥1,095	¥1,113	¥2,457	¥(5,776)	¥0	¥176,055	¥173,849	¥18	¥1,095
Available-for-sale debt securities	141,060	3,788	1,238	5,026	116,175	(9,100)	(9,559)	0	243,602	3,458	1,713
Japanese prefectural and foreign municipal bond securities	3,053	0	278	278	0	0	0	0	3,331	0	278
Corporate debt securities	697	89	(1)	88	5,922	(1,554)	(416)	0	4,737	(16)	(0)
Other asset-backed securities and debt securities	137,310	3,699	961	4,660	110,253	(7,546)	(9,143)	0	235,534	3,474	1,435
Equity securities	112,972	22,823	9,647	32,470	7,191	(7,223)	(2,336)	0	143,074	22,113	9,514
Investment funds	112,972	22,823	9,647	32,470	7,191	(7,223)	(2,336)	0	143,074	22,113	9,514
Derivative assets and liabilities (net)	(3,772)	(2,845)	(1,207)	(4,052)	0	0	0	0	(7,824)	(2,845)	(1,207)
Options held/written and other	(3,772)	(2,845)	(1,207)	(4,052)	0	0	0	0	(7,824)	(2,845)	(1,207)
Other asset	5,214	(1,286)	0	(1,286)	1,153	0	(405)	0	4,676	(1,286)	0
Reinsurance recoverables*5	5,214	(1,286)	0	(1,286)	1,153	0	(405)	0	4,676	(1,286)	0
Policy Liabilities and Policy Account Balances	198,905	6,343	74	6,417	0	0	(28,754)	0	163,734	6,343	74
Variable annuity and variable life insurance contracts*6	198,905	6,343	74	6,417	0	0	(28,754)	0	163,734	6,343	74

2024

	Millions of yen
	Balance at April 1, 2023	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2024	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2024*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2024*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥173,849	¥566	¥18,937	¥19,503	¥4,467	¥(66,078)	¥(35,175)	¥0	¥96,566	¥0	¥18,937
Available-for-sale debt securities	243,602	13,906	17,117	31,023	68,295	(15,041)	(15,400)	6,818	319,297	12,918	18,018
Japanese prefectural and foreign municipal bond securities	3,331	(75)	866	791	0	0	(18)	6,818	10,922	(75)	809
Corporate debt securities	4,737	974	1	975	14	0	(140)	0	5,586	608	1
CMBS and RMBS in the Americas	0	0	286	286	6,879	0	0	0	7,165	0	282
Other asset-backed securities and debt securities	235,534	13,007	15,964	28,971	61,402	(15,041)	(15,242)	0	295,624	12,385	16,926
Equity securities	143,074	(841)	18,617	17,776	4,675	(495)	(2,173)	0	162,857	(1,097)	18,617
Investment funds	143,074	(841)	18,617	17,776	4,675	(495)	(2,173)	0	162,857	(1,097)	18,617
Derivative assets and liabilities (net)	(7,824)	10,595	(487)	10,108	0	0	0	0	2,284	10,595	(487)
Options held/written and other	(7,824)	10,595	(487)	10,108	0	0	0	0	2,284	10,595	(487)
Other asset	4,676	(2,711)	0	(2,711)	971	0	(150)	0	2,786	(2,711)	0
Reinsurance recoverables*5	4,676	(2,711)	0	(2,711)	971	0	(150)	0	2,786	(2,711)	0
Policy Liabilities and Policy Account Balances	163,734	(30,205)	(265)	(30,470)	0	0	(26,997)	0	167,207	(30,205)	(265)
Variable annuity and variable life insurance contracts*6	163,734	(30,205)	(265)	(30,470)	0	0	(26,997)	0	167,207	(30,205)	(265)
Accounts Payable:	12,576	(47)	(1,513)	(1,560)	0	0	0	0	14,136	(47)	(1,513)
Contingent Consideration	12,576	(47)	(1,513)	(1,560)	0	0	0	0	14,136	(47)	(1,513)
2025

	Millions of yen
	Balance at April 1, 2024	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2025	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2025*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2025*2
		Included in earning s *1	Included in other comprehensive income*2	Total
Loans held for sale	¥96,566	¥(1,778)	¥(543)	¥(2,321)	¥633	¥0	¥(27,084)	¥0	¥67,794	¥(708)	¥(543)
Available-for-sale debt securities	319,297	1,336	(1,437)	(101)	99,785	(56,749)	(144,578)	0	217,654	370	(463)
Japanese prefectural and foreign municipal bond securities	10,922	(107)	82	(25)	0	0	(19)	0	10,878	(107)	82
Corporate debt securities	5,586	235	(17)	218	300	(1,712)	(140)	0	4,252	(73)	(17)
CMBS and RMBS in the Americas	7,165	0	(83)	(83)	0	0	0	0	7,082	0	(83)
Other asset-backed securities and debt securities	295,624	1,208	(1,419)	(211)	99,485	(55,037)	(144,419)	0	195,442	550	(445)
Equity securities	162,857	(8,129)	(2,089)	(10,218)	20,113	(656)	(9,886)	0	162,210	(8,163)	(2,099)
Investment funds and other	162,857	(8,129)	(2,089)	(10,218)	20,113	(656)	(9,886)	0	162,210	(8,163)	(2,099)
Derivative assets and liabilities (net)	2,284	5,480	401	5,881	0	0	0	0	8,165	5,480	401
Options held/written and other	2,284	5,480	401	5,881	0	0	0	0	8,165	5,480	401
Other asset	2,786	(1,027)	0	(1,027)	916	0	(89)	0	2,586	(1,027)	0
Reinsurance recoverables*5	2,786	(1,027)	0	(1,027)	916	0	(89)	0	2,586	(1,027)	0
Policy Liabilities and Policy Account Balances	167,207	7,292	(48)	7,244	0	0	(23,706)	0	136,257	7,292	(48)
Variable annuity and variable life insurance contracts*6	167,207	7,292	(48)	7,244	0	0	(23,706)	0	136,257	7,292	(48)
Accounts Payable:	14,136	(1,235)	112	(1,123)	0	0	0	0	15,259	(1,235)	112
Contingent Consideration	14,136	(1,235)	112	(1,123)	0	0	0	0	15,259	(1,235)	112

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and loans held for sale, derivative assets and liabilities (net), and accounts payable are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments”.

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For the information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2024 and 2025, see Note 24 “Long-Duration Insurance Contracts Relating to Life Insurance Operations.”

In fiscal 2023, loans held for sale totaling ¥176,055 million were transferred from Level 2 to Level 3, since the inputs became unobservable.
In fiscal 2024, foreign municipal bond securities totaling ¥6,818 million were transferred from Level 2 to Level 3, since the inputs became unobservable.
In fiscal 2025, there were
no
transfers in or out of Level 3

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 2024 and 2025. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2024

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,706	¥0	¥1,706	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,535	0	261	5,274
Investment in operating leases and property under facility operations	1,205	0	0	1,205
Certain equity securities	18,484	0	18,484	0
Certain equity method investments	461	0	0	461

	¥27,391	¥0	¥20,451	¥6,940

2025

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥5,881	¥0	¥0	¥5,881
Investment in operating leases, property under facility operations and office facilities	8,105	0	0	8,105
Certain equity securities	15,193	0	15,193	0
Certain equity method investments	20,619	0	0	20,619

	¥49,798	¥0	¥15,193	¥34,605

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.
Loans held for sale
Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale.
The loans held for sale in the Americas are classified as Level 2, if the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread. The loans held for sale in the Americas are classified as Level 3, if the Company and its subsidiaries measure their fair value based on discounted cash flow methodologies using inputs that are unobservable in the market.
Real estate collateral-dependent loans
The allowance for credit losses for large balance
non-homogeneous
loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for loans with deterioration in credit quality determined using a present value technique is not considered a fair value measurement. However, measurement for loans with deterioration in credit quality determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.
The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals

involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.
Real estate collateral-dependent loans owned by a certain subsidiary are classified as Level 2, because fair value measurement is based on observable market prices.
Investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction
Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified these assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.
Movable properties owned by a certain subsidiary are classified as Level 2, because fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets.
Trading debt securities and
available-for-sale
debt securities
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models such as discounted cash flow methodologies, appraisals, or broker quotes. Such securities are classified as Level 3, as the valuation models, appraisals, or broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant benchmark indices.
The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities and debt securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities and debt securities as Level 3 if the Company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask
spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal
market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities and debt securities, the Company and its subsidiaries classified these securities that were measured at fair value based on the observable inputs such as trading price and/or bit price as Level 2. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these debt securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities and debt securities.
Equity securities and equity method investments
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. In addition, a certain Americas subsidiary measures its investments held by investment companies which are owned by the subsidiary at fair value. These investment funds, certain equity securities and certain equity method investments are classified as Level 3, because fair value measurement is based on the combination of discounted cash flow methodologies and market multiple valuation methods, appraisals, or broker quotes. Discounted cash flow methodologies use future cash flows to be generated from investees, weighted average cost of capital (WACC) and others. Market multiple valuation methods use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on actual and projected cash flows, comparable peer companies, and comparable precedent transactions and others. Furthermore, certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as level 3, because the subsidiaries measure their fair value using discounted cash flow methodologies, discounting to net asset value based on inputs that are unobservable in the market, appraisals, or broker quotes.
Derivatives
For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange
traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.
Reinsurance recoverables
Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Variable annuity and variable life insurance contracts
A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Accounts payable (Contingent consideration)
A certain subsidiary records a part of consideration for acquiring noncontrolling interests of its subsidiary as accounts payable (contingent consideration), and it is classified as level 3 because fair value measurement is based on discounted cash flow methodologies.

Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 and 2025.

	March 31, 2024
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥96,566	Discounted cash flows	Discount rate	7.7% – 13.0%
				(10.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	7,145	Discounted cash flows	Discount rate	4.9% – 10.5% (5.8%)
	3,777	Appraisals/Broker quotes	—	—
Corporate debt securities	140	Discounted cash flows	Discount rate	0.4%
				( 0.4%)
	5,446	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,165	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	28,391	Discounted cash flows	Discount rate	0.3% – 51.2%
				( 6.7%)
			Probability of default	1.9%
				(1.9%)
	267,233	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	131,907	Discounted cash flows	WACC	12.8% – 26.4%
				( 17.2%)
			EV/Terminal EBITDA multiple	7.5x-12.0x
				( 9.5 x)
		Market multiples	EV/Last twelve months EBITDA multiple	8.1x-9.5x
				( 8.8 x)
			EV/Forward EBITDA multiple	6.8x-9.6x
				( 8.2 x)
			EV/Precedent transaction last twelve months EBITDA multiple	8.0x-13.0x
				( 9.9 x)
	24,668	Appraisals/Broker quotes	—	—
	6,282	Discounted cash flows	Discount rate	8.0% – 12.0%
				( 10.3%)
Derivative assets:
Options held/written and other	6,501	Discounted cash flows	Discount rate	12.0% – 33.0%
				( 14.6%)
Other assets:
Reinsurance recoverables	2,786	Discounted cash flows	Discount rate	(0.1)% – 1.6%
				(0.5%)
			Mortality rate	0.0% – 100.0%
				(2.9%)
			Lapse rate	1.5% – 14.0%
				(4.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0%
				(100.0%)

Total	¥588,007

Liabilities:
Derivative liabilities:
Options held/written and other	¥4,198	Discounted cash flows	Discount rate	12.0% – 33.0%
				( 14.6%)
	19	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	167,207	Discounted cash flows	Discount rate	(0.1)% – 1.6%
				(0.5%)
			Mortality rate	0.0% – 100.0%
				(2.1%)
			Lapse rate	1.5% – 30.0%
				(5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				( 66.7%)

Accounts Payable:
Contingent Consideration	14,136	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x
				( 15.0 x)

Total	¥185,560

	March 31, 2025
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥67,794	Discounted cash flows	Discount rate	7.0% – 12.1%
				(9.4%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	6,319	Discounted cash flows	Discount rate	5.8% – 9.8%
				(8.0%)
	4,559	Appraisals/Broker quotes	—	—
Corporate debt securities	302	Discounted cash flows	Discount rate	1.5%
				( 1.5% )
	3,950	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	7,082	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	34,670	Discounted cash flows	Discount rate	0.4% – 51.2%
				( 5.5%)
			Probability of default	0.2%
				(0.2%)
	160,772	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds and other	133,585	Discounted cash flows	WACC	13.3% – 23.7%
				( 16.8%)
			EV/Terminal EBITDA multiple	4.2x-12x
				( 8.8 x)
		Market multiples	EV/Last twelve months EBITDA multiple	4.3x-9.5x
				( 7.8 x)
			EV/Forward EBITDA multiple	4.2x-9x
				( 7.7 x)
			EV/Precedent transaction last twelve months EBITDA multiple	4.3x-11.9x
				( 8.7 x)
	22,859	Appraisals/Broker quotes	—	—
	5,766	Discounted cash flows	Discount rate	11.5% – 12.0%
				( 11.7%)
Derivative assets:
Options held/written and other	8,297	Discounted cash flows	Discount rate	12.0% – 33.0%
				( 14.7%)
	520	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	2,586	Discounted cash flows	Discount rate	0.5% – 2.4%
				(1.3%)
			Mortality rate	0.0% – 100.0%
				(2.9%)
			Lapse rate	1.5% – 14.0%
				(4.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	100.0%
				(100.0%)

Total	¥459,061

Liabilities:
Derivative liabilities:
Options held/written and other	¥652	Discounted cash flows	Discount rate	12.0% – 33.0%
				( 14.7%)
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	136,257	Discounted cash flows	Discount rate	0.5% – 2.4%
				(1.3%)
			Mortality rate	0.0% – 100.0%
				(2.3%)
			Lapse rate	1.5% – 30.0%
				(5.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				( 67.1%)

Accounts Payable:
Contingent Consideration	15,259	Discounted cash flows	EV/Terminal EBITDA multiple	15.0x
				( 15.0x)

Total	¥152,168

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2024 and 2025.

	2024
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥892	Direct capitalization	Capitalization rate	4.6% – 6.3%
				( 5.3%)
	4,382	Appraisals/Broker quotes	—	—
Investment in operating leases and property under facility operations	337	Discounted cash flows	Discount rate	0.0% – 13.0%
				( 3.6% )
	868	Appraisals/Broker quotes	—	—
Certain equity method investments	461	Market multiples	EV/EBITDA multiple	3x-6x
				( 4.5x)

	¥6,940

	2025
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,064	Direct capitalization	Capitalization rate	4.4% – 5.2%
				( 4.7%)
	4,817	Appraisals/Broker quotes	—	—
Investment in operating leases, property under facility operations and office facilities	3,314	Discounted cash flows	Discount rate	6.1%
				( 6.1% )
	4,791	Appraisals/Broker quotes	—	—
Certain equity method investments	20,619	Appraisals/Broker quotes	—	—

	¥34,605

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.
Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
Unobservable inputs are weighted by the relative fair value of the asset or liability.

For more analysis of the uncertainty of each input, see the description of the main valuation methodologies used for assets and liabilities measured at fair value.